Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000
OSFI Covered Bond Limit			$32,279,296,280

Weighted average maturity of Outstanding Covered Bonds (months)				45.60
Weighted average remaining term of Loans in Cover Pool (months)				28.52

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$32,899,047,283	A (i)	$36,112,991,465
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$32,899,047,283
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$507,542,765
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$32,391,504,519

Valuation Calculation

Trading Value of Covered Bonds	$21,739,499,130

A = lesser of (i) Present Value of outstanding loan balance of	$36,091,111,955	A (i)	$36,091,111,955
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$62,183,002,554
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$36,091,111,955

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,730,572,152
Demand Loan	$13,326,355,565
Total	$36,056,927,716

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
December 31, 2013	$0	0.00%

Cover Pool Flow of Funds

	31-Dec-2013		29-Nov-2013
Cash Inflows
Principal Receipts	$516,371,663		$531,223,942
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$97,843,576		$94,904,526
Swap receipts	$86,861,519	(1)	$85,393,131	(2)
Cash Outflows
Swap payment	($97,843,576)	(1)	($94,904,526)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($86,687,796)	(1)	($85,222,345)	(2)
Intercompany Loan principal	($516,371,663)	(1)	($531,223,942)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$173,723		$170,786

(1) Cash settlement to occur on January 17, 2014
(2) Cash settlement occurred on December 17, 2013

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$36,613,347,856
Current Month Ending Balance	$36,096,976,193
Number of Mortgages in Pool	238,275
Average Mortgage Size	$151,493
Number of Properties	197,838
Number of Borrowers	189,058

Weighted Average LTV - Authorized	68.74%
Weighted Average LTV - Drawn	62.71%
Weighted Average LTV - Original Authorized	72.70%
Weighted Average Mortgage Rate	3.10%
Weighted Average Seasoning (Months)	26.09
Weighted Average Original Term (Months)	54.61
Weighted Average Remaining Term (Months)	28.52

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	237,928	99.85	$36,041,091,928	99.85
30 to 59 days past due	178	0.07	$30,683,708	0.09
60 to 89 days past due	90	0.04	$14,574,415	0.04
90 or more days past due	79	0.03	$10,626,141	0.03
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	28,769	12.07	$4,981,935,324	13.80
British Columbia	44,018	18.47	$8,726,534,000	24.18
Manitoba	8,766	3.68	$953,465,883	2.64
New Brunswick	4,003	1.68	$329,226,902	0.91
Newfoundland	2,793	1.17	$306,493,546	0.85
Northwest Territories	77	0.03	$12,194,684	0.03
Nova Scotia	7,256	3.05	$695,569,746	1.93
Nunavut	3	0.00	$224,598	0.00
Ontario	95,957	40.27	$15,018,463,204	41.61
Prince Edward Island	827	0.35	$71,976,993	0.20
Quebec	38,287	16.07	$4,044,908,167	11.21
Saskatchewan	7,319	3.07	$919,968,692	2.55
Yukon	200	0.08	$36,014,454	0.10
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	177	0.07	$23,838,679	0.07
499 and below	263	0.11	$39,120,790	0.11
500 - 539	250	0.10	$39,816,153	0.11
540 - 559	302	0.13	$50,718,862	0.14
560 - 579	500	0.21	$81,377,489	0.23
580 - 599	921	0.39	$151,775,760	0.42
600 - 619	1,726	0.72	$306,744,987	0.85
620 - 639	3,377	1.42	$562,541,885	1.56
640 - 659	5,866	2.46	$969,893,125	2.69
660 - 679	8,495	3.57	$1,393,782,162	3.86
680 - 699	11,908	5.00	$1,955,016,238	5.42
700 - 719	14,078	5.91	$2,264,831,252	6.27
720 - 739	15,632	6.56	$2,563,001,007	7.10
740 - 759	16,985	7.13	$2,716,420,573	7.53
760 - 779	18,101	7.60	$2,910,508,313	8.06
780 - 799	20,178	8.47	$3,175,789,176	8.80
800 and above	119,516	50.16	$16,891,799,741	46.80
Total	238,275	100.00	$36,096,976,193	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	165,300	69.37	$24,015,559,827	66.53
Variable	72,975	30.63	$12,081,416,366	33.47
Total	238,275	100.00	$36,096,976,193	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	92,554	38.84	$16,596,989,896	45.98
Homeline Mortgage Segment	145,721	61.16	$19,499,986,297	54.02
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	25,112	10.54	$4,021,869,047	11.14
Owner Occupied	213,163	89.46	$32,075,107,146	88.86
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	75	0.03	$18,013,668	0.05
2.0000% - 2.4999%	35,707	14.99	$6,607,550,681	18.30
2.5000% - 2.9999%	78,792	33.07	$12,834,996,802	35.56
3.0000% - 3.4999%	45,158	18.95	$6,584,367,141	18.24
3.5000% - 3.9999%	52,948	22.22	$7,313,094,200	20.26
4.0000% - 4.4999%	19,680	8.26	$2,197,662,864	6.09
4.5000% - 4.9999%	1,984	0.83	$194,857,273	0.54
5.0000% - 5.4999%	1,378	0.58	$131,907,219	0.37
5.5000% - 5.9999%	1,400	0.59	$119,870,365	0.33
6.0000% - 6.4999%	1,122	0.47	$92,466,303	0.26
6.5000% - 6.9999%	23	0.01	$1,765,124	0.00
7.0000% and above	8	0.00	$424,553	0.00
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,484	14.47	$4,652,844,608	12.89
12.00 - 23.99	60,083	25.22	$8,837,183,450	24.48
24.00 - 35.99	79,657	33.43	$12,121,760,655	33.58
36.00 - 47.99	34,962	14.67	$5,572,667,625	15.44
48.00 - 59.99	26,707	11.21	$4,609,927,769	12.77
60.00 - 71.99	1,863	0.78	$238,625,725	0.66
72.00 - 83.99	350	0.15	$38,411,424	0.11
84.00 and above	169	0.07	$25,554,938	0.07
Total	238,275	100.00	$36,096,976,193	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	103,552	43.46	$5,335,821,665	14.78
100,000 - 149,999	42,451	17.82	$5,282,904,477	14.64
150,000 - 199,999	31,790	13.34	$5,521,193,648	15.30
200,000 - 249,999	21,260	8.92	$4,752,704,592	13.17
250,000 - 299,999	14,104	5.92	$3,851,469,056	10.67
300,000 - 349,999	8,665	3.64	$2,801,192,789	7.76
350,000 - 399,999	5,304	2.23	$1,979,881,808	5.48
400,000 - 449,999	3,333	1.40	$1,411,174,859	3.91
450,000 - 499,999	2,241	0.94	$1,060,595,099	2.94
500,000 - 549,999	1,409	0.59	$738,041,738	2.04
550,000 - 599,999	1,015	0.43	$582,041,867	1.61
600,000 - 649,999	664	0.28	$414,310,092	1.15
650,000 - 699,999	530	0.22	$356,992,600	0.99
700,000 - 749,999	358	0.15	$259,142,904	0.72
750,000 - 799,999	249	0.10	$192,691,213	0.53
800,000 - 849,999	192	0.08	$158,392,375	0.44
850,000 - 899,999	162	0.07	$141,716,230	0.39
900,000 - 949,999	167	0.07	$154,729,107	0.43
950,000 - 999,999	128	0.05	$124,566,823	0.35
1,000,000 and above	701	0.29	$977,413,251	2.71
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	27,039	11.35	$3,962,133,264	10.98
Detached	180,067	75.57	$27,375,251,068	75.84
Duplex	4,919	2.06	$722,243,512	2.00
Fourplex	1,248	0.52	$244,519,273	0.68
Other	1,038	0.44	$153,973,442	0.43
Row (Townhouse)	12,214	5.13	$1,859,065,020	5.15
Semi-detached	10,444	4.38	$1,564,395,389	4.33
Triplex	1,306	0.55	$215,395,224	0.60
Total	238,275	100.00	$36,096,976,193	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,478	5.30	$348,340,809	0.97
20.01 - 25.00	3,584	1.81	$246,811,196	0.68
25.01 - 30.00	3,991	2.02	$329,546,447	0.91
30.01 - 35.00	4,504	2.28	$447,991,468	1.24
35.01 - 40.00	5,516	2.79	$670,049,154	1.86
40.01 - 45.00	6,109	3.09	$807,811,851	2.24
45.01 - 50.00	8,151	4.12	$1,211,244,262	3.36
50.01 - 55.00	8,547	4.32	$1,420,492,635	3.94
55.01 - 60.00	10,973	5.55	$2,004,498,196	5.55
60.01 - 65.00	15,466	7.82	$3,292,573,196	9.12
65.01 - 70.00	14,501	7.33	$3,238,107,873	8.97
70.01 - 75.00	31,637	15.99	$5,925,282,528	16.41
75.01 - 80.00	74,243	37.53	$16,133,641,714	44.70
> 80.00 or Not Available*	138	0.07	$20,584,863	0.06
Total	197,838	100.00	$36,096,976,193	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,509	7.84	$616,091,210	1.71
20.01 - 25.00	6,125	3.10	$468,367,843	1.30
25.01 - 30.00	6,875	3.48	$640,485,219	1.77
30.01 - 35.00	7,782	3.93	$853,324,132	2.36
35.01 - 40.00	8,908	4.50	$1,159,879,216	3.21
40.01 - 45.00	9,967	5.04	$1,419,368,648	3.93
45.01 - 50.00	11,843	5.99	$1,893,557,003	5.25
50.01 - 55.00	13,187	6.67	$2,288,170,120	6.34
55.01 - 60.00	15,624	7.90	$3,019,154,314	8.36
60.01 - 65.00	17,768	8.98	$3,854,002,961	10.68
65.01 - 70.00	19,117	9.66	$4,343,368,895	12.03
70.01 - 75.00	27,840	14.07	$6,395,406,616	17.72
75.01 - 80.00	37,036	18.72	$9,098,887,574	25.21
> 80.00 or Not Available*	257	0.13	$46,912,441	0.13
Total	197,838	100.00	$36,096,976,193	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$69,382,745	$147,843	$7,527	$0	$69,538,115
	20.01 - 25.00	$52,702,190	$13,446	$0	$0	$52,715,636
	25.01 - 30.00	$76,836,399	$0	$0	$0	$76,836,399
	30.01 - 35.00	$106,202,339	$0	$0	$0	$106,202,339
	35.01 - 40.00	$164,537,910	$75,472	$0	$0	$164,613,381
	40.01 - 45.00	$181,281,105	$173,815	$0	$0	$181,454,920
	45.01 - 50.00	$246,120,331	$0	$30,148	$86,706	$246,237,184
	50.01 - 55.00	$316,591,883	$143,646	$234,204	$342,257	$317,311,990
	55.01 - 60.00	$398,416,454	$143,204	$0	$0	$398,559,658
	60.01 - 65.00	$493,277,938	$1,096,922	$68,574	$0	$494,443,434
	65.01 - 70.00	$593,052,703	$261,859	$529,950	$618,638	$594,463,150
	70.01 - 75.00	$941,826,514	$1,490,140	$289,101	$0	$943,605,755
	75.01 - 80.00	$1,325,785,667	$1,907,156	$834,276	$706,354	$1,329,233,452
	> 80.00 or Not Available*	$6,719,909	$0	$0	$0	$6,719,909
Total Alberta		$4,972,734,086	$5,453,503	$1,993,779	$1,753,956	$4,981,935,324

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$166,912,746	$22,760	$0	$0	$166,935,506
	20.01 - 25.00	$133,580,980	$0	$46,596	$0	$133,627,576
	25.01 - 30.00	$179,567,539	$0	$0	$0	$179,567,539
	30.01 - 35.00	$233,595,783	$245,417	$0	$0	$233,841,200
	35.01 - 40.00	$314,983,225	$314,414	$0	$0	$315,297,640
	40.01 - 45.00	$392,738,765	$182,626	$0	$0	$392,921,390
	45.01 - 50.00	$514,074,609	$6,715	$404,118	$14,575	$514,500,017
	50.01 - 55.00	$611,789,469	$193,323	$327,369	$73,576	$612,383,736
	55.01 - 60.00	$812,257,149	$48,078	$589,503	$0	$812,894,730
	60.01 - 65.00	$1,031,571,392	$884,268	$637,325	$0	$1,033,092,985
	65.01 - 70.00	$1,031,914,986	$1,342,740	$474,785	$277,319	$1,034,009,829
	70.01 - 75.00	$1,448,190,168	$791,533	$1,340,235	$749,271	$1,451,071,207
	75.01 - 80.00	$1,831,725,350	$2,472,138	$1,345,834	$553,860	$1,836,097,183
	> 80.00 or Not Available*	$10,293,462	$0	$0	$0	$10,293,462
Total British Columbia		$8,713,195,622	$6,504,013	$5,165,764	$1,668,601	$8,726,534,000

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,103,060	$15,031	$0	$0	$12,118,092
	20.01 - 25.00	$9,562,981	$0	$0	$0	$9,562,981
	25.01 - 30.00	$13,279,736	$0	$47,698	$0	$13,327,434
	30.01 - 35.00	$15,361,965	$0	$0	$0	$15,361,965
	35.01 - 40.00	$25,922,168	$65,441	$67,650	$0	$26,055,259
	40.01 - 45.00	$27,475,814	$0	$94,059	$0	$27,569,872
	45.01 - 50.00	$40,194,869	$152,877	$0	$0	$40,347,746
	50.01 - 55.00	$41,228,824	$244,732	$0	$0	$41,473,556
	55.01 - 60.00	$68,640,320	$0	$0	$0	$68,640,320
	60.01 - 65.00	$85,985,864	$208,165	$0	$0	$86,194,029
	65.01 - 70.00	$106,142,815	$0	$0	$0	$106,142,815
	70.01 - 75.00	$174,253,398	$92,177	$116,507	$0	$174,462,081
	75.01 - 80.00	$329,631,534	$329,656	$361,786	$0	$330,322,976
	> 80.00 or Not Available*	$1,886,757	$0	$0	$0	$1,886,757
Total Manitoba		$951,670,105	$1,108,078	$687,700	$0	$953,465,883

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$3,913,227	$0	$0	$0	$3,913,227
	20.01 - 25.00	$3,497,093	$17,535	$0	$0	$3,514,628
	25.01 - 30.00	$4,279,638	$0	$0	$0	$4,279,638
	30.01 - 35.00	$6,406,426	$0	$0	$0	$6,406,426
	35.01 - 40.00	$7,452,152	$0	$0	$0	$7,452,152
	40.01 - 45.00	$10,883,982	$0	$0	$0	$10,883,982
	45.01 - 50.00	$14,517,019	$0	$0	$0	$14,517,019
	50.01 - 55.00	$13,382,295	$0	$0	$0	$13,382,295
	55.01 - 60.00	$21,510,911	$0	$0	$49,786	$21,560,697
	60.01 - 65.00	$28,257,755	$0	$0	$0	$28,257,755
	65.01 - 70.00	$37,540,120	$0	$0	$0	$37,540,120
	70.01 - 75.00	$69,809,140	$145,252	$74,043	$396,799	$70,425,234
	75.01 - 80.00	$105,906,990	$0	$484,620	$0	$106,391,610
	> 80.00 or Not Available*	$702,120	$0	$0	$0	$702,120
Total New Brunswick		$328,058,866	$162,787	$558,663	$446,585	$329,226,902

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,414,031	$16,166	$0	$0	$5,430,197
	20.01 - 25.00	$3,943,867	$0	$0	$0	$3,943,867
	25.01 - 30.00	$4,495,477	$0	$0	$0	$4,495,477
	30.01 - 35.00	$6,277,344	$0	$0	$0	$6,277,344
	35.01 - 40.00	$8,679,498	$0	$0	$0	$8,679,498
	40.01 - 45.00	$8,349,300	$0	$0	$0	$8,349,300
	45.01 - 50.00	$12,130,889	$0	$0	$0	$12,130,889
	50.01 - 55.00	$18,129,468	$0	$0	$0	$18,129,468
	55.01 - 60.00	$18,127,039	$0	$0	$0	$18,127,039
	60.01 - 65.00	$27,359,283	$174,397	$0	$0	$27,533,680
	65.01 - 70.00	$35,562,803	$0	$0	$0	$35,562,803
	70.01 - 75.00	$63,357,394	$0	$46,402	$0	$63,403,796
	75.01 - 80.00	$94,058,703	$0	$0	$0	$94,058,703
	> 80.00 or Not Available*	$195,356	$0	$0	$176,129	$371,485
Total Newfoundland		$306,080,453	$190,562	$46,402	$176,129	$306,493,546

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$119,189	$0	$0	$0	$119,189
Territories	20.01 - 25.00	$29,315	$0	$0	$0	$29,315
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$358,810	$0	$0	$0	$358,810
	40.01 - 45.00	$621,395	$0	$0	$0	$621,395
	45.01 - 50.00	$790,222	$0	$0	$0	$790,222
	50.01 - 55.00	$1,865,346	$0	$0	$0	$1,865,346
	55.01 - 60.00	$927,636	$0	$0	$0	$927,636
	60.01 - 65.00	$1,430,401	$0	$0	$0	$1,430,401
	65.01 - 70.00	$824,946	$0	$0	$0	$824,946
	70.01 - 75.00	$2,420,900	$0	$0	$0	$2,420,900
	75.01 - 80.00	$2,806,523	$0	$0	$0	$2,806,523
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,194,684	$0	$0	$0	$12,194,684

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,199,329	$15,294	$0	$0	$11,214,623
	20.01 - 25.00	$8,929,527	$13,881	$0	$0	$8,943,408
	25.01 - 30.00	$11,122,271	$0	$0	$25,505	$11,147,776
	30.01 - 35.00	$12,991,382	$0	$0	$0	$12,991,382
	35.01 - 40.00	$21,978,543	$0	$0	$0	$21,978,543
	40.01 - 45.00	$24,298,995	$0	$0	$224,455	$24,523,450
	45.01 - 50.00	$32,276,844	$14,209	$0	$0	$32,291,053
	50.01 - 55.00	$39,440,842	$0	$0	$93,958	$39,534,799
	55.01 - 60.00	$47,817,137	$0	$0	$0	$47,817,137
	60.01 - 65.00	$68,231,649	$0	$87,512	$0	$68,319,161
	65.01 - 70.00	$86,280,026	$23,622	$0	$0	$86,303,649
	70.01 - 75.00	$128,068,190	$117,818	$0	$0	$128,186,008
	75.01 - 80.00	$200,946,677	$33,211	$335,912	$127,536	$201,443,337
	> 80.00 or Not Available*	$875,421	$0	$0	$0	$875,421
Total Nova Scotia		$694,456,833	$218,036	$423,424	$471,453	$695,569,746

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$128,554	$0	$0	$0	$128,554
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$96,045	$0	$0	$0	$96,045
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$224,598	$0	$0	$0	$224,598

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$248,614,878	$119,859	$14,270	$136,412	$248,885,419
	20.01 - 25.00	$190,459,485	$100,190	$0	$0	$190,559,676
	25.01 - 30.00	$265,447,419	$81,969	$86,445	$30,831	$265,646,665
	30.01 - 35.00	$353,655,122	$327,902	$0	$36,132	$354,019,156
	35.01 - 40.00	$452,149,566	$269,842	$108,183	$259,948	$452,787,539
	40.01 - 45.00	$577,072,353	$0	$0	$254,753	$577,327,106
	45.01 - 50.00	$783,348,656	$417,225	$0	$117,408	$783,883,290
	50.01 - 55.00	$922,788,679	$1,538,738	$704,845	$0	$925,032,262
	55.01 - 60.00	$1,242,850,881	$1,731,111	$98,415	$68,143	$1,244,748,550
	60.01 - 65.00	$1,599,043,497	$2,341,651	$228,513	$313,522	$1,601,927,184
	65.01 - 70.00	$1,863,013,492	$815,731	$997,308	$206,028	$1,865,032,559
	70.01 - 75.00	$2,674,155,517	$2,743,502	$748,793	$576,964	$2,678,224,776
	75.01 - 80.00	$3,803,760,447	$4,177,850	$663,840	$1,432,422	$3,810,034,560
	> 80.00 or Not Available*	$19,764,867	$318,812	$0	$270,784	$20,354,463
Total Ontario		$14,996,124,861	$14,984,383	$3,650,613	$3,703,347	$15,018,463,204

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$898,696	$373	$0	$0	$899,069
Island	20.01 - 25.00	$806,728	$0	$0	$0	$806,728
	25.01 - 30.00	$1,011,705	$0	$0	$0	$1,011,705
	30.01 - 35.00	$1,498,967	$0	$0	$0	$1,498,967
	35.01 - 40.00	$1,524,932	$0	$0	$0	$1,524,932
	40.01 - 45.00	$1,977,295	$0	$0	$0	$1,977,295
	45.01 - 50.00	$3,745,495	$0	$0	$0	$3,745,495
	50.01 - 55.00	$4,441,614	$0	$0	$0	$4,441,614
	55.01 - 60.00	$5,406,270	$0	$0	$0	$5,406,270
	60.01 - 65.00	$6,935,835	$0	$0	$0	$6,935,835
	65.01 - 70.00	$8,647,839	$0	$0	$0	$8,647,839
	70.01 - 75.00	$12,366,939	$0	$0	$0	$12,366,939
	75.01 - 80.00	$22,556,002	$0	$0	$0	$22,556,002
	> 80.00 or Not Available*	$158,302	$0	$0	$0	$158,302
Total Prince Edward Island		$71,976,620	$373	$0	$0	$71,976,993

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,431,149	$50,710	$24,836	$2,750	$87,509,445
	20.01 - 25.00	$58,576,071	$0	$0	$0	$58,576,071
	25.01 - 30.00	$74,333,575	$0	$0	$0	$74,333,575
	30.01 - 35.00	$102,386,992	$0	$0	$0	$102,386,992
	35.01 - 40.00	$138,127,944	$0	$0	$0	$138,127,944
	40.01 - 45.00	$166,910,847	$56,565	$30,252	$0	$166,997,664
	45.01 - 50.00	$211,873,079	$0	$0	$0	$211,873,079
	50.01 - 55.00	$267,831,319	$0	$565,267	$109,778	$268,506,365
	55.01 - 60.00	$338,831,152	$94,215	$0	$0	$338,925,367
	60.01 - 65.00	$421,050,051	$129,252	$35,234	$0	$421,214,537
	65.01 - 70.00	$464,851,549	$0	$192,349	$400,985	$465,444,883
	70.01 - 75.00	$679,905,760	$380,226	$656,977	$247,622	$681,190,586
	75.01 - 80.00	$1,024,711,069	$358,870	$543,046	$893,111	$1,026,506,097
	> 80.00 or Not Available*	$2,937,314	$0	$0	$378,248	$3,315,561
Total Quebec		$4,039,757,871	$1,069,839	$2,047,963	$2,032,494	$4,044,908,167

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,281,294	$16,008	$0	$0	$9,297,302
	20.01 - 25.00	$5,926,310	$0	$0	$0	$5,926,310
	25.01 - 30.00	$9,655,219	$0	$0	$0	$9,655,219
	30.01 - 35.00	$13,174,146	$0	$0	$0	$13,174,146
	35.01 - 40.00	$21,771,934	$0	$0	$0	$21,771,934
	40.01 - 45.00	$25,910,488	$0	$0	$0	$25,910,488
	45.01 - 50.00	$31,692,706	$0	$0	$214,971	$31,907,677
	50.01 - 55.00	$44,108,288	$0	$0	$0	$44,108,288
	55.01 - 60.00	$59,494,897	$0	$0	$0	$59,494,897
	60.01 - 65.00	$81,186,605	$249,063	$0	$0	$81,435,668
	65.01 - 70.00	$105,605,966	$89,193	$0	$0	$105,695,160
	70.01 - 75.00	$180,952,636	$637,869	$108	$158,605	$181,749,218
	75.01 - 80.00	$327,607,424	$0	$0	$0	$327,607,424
	> 80.00 or Not Available*	$2,234,961	$0	$0	$0	$2,234,961
Total Saskatchewan		$918,602,875	$992,133	$108	$373,576	$919,968,692

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$231,026	$0	$0	$0	$231,026
	20.01 - 25.00	$161,648	$0	$0	$0	$161,648
	25.01 - 30.00	$55,239	$0	$0	$0	$55,239
	30.01 - 35.00	$1,164,215	$0	$0	$0	$1,164,215
	35.01 - 40.00	$1,231,583	$0	$0	$0	$1,231,583
	40.01 - 45.00	$735,740	$0	$0	$0	$735,740
	45.01 - 50.00	$1,333,332	$0	$0	$0	$1,333,332
	50.01 - 55.00	$2,000,401	$0	$0	$0	$2,000,401
	55.01 - 60.00	$2,052,012	$0	$0	$0	$2,052,012
	60.01 - 65.00	$3,218,292	$0	$0	$0	$3,218,292
	65.01 - 70.00	$3,701,144	$0	$0	$0	$3,701,144
	70.01 - 75.00	$8,300,115	$0	$0	$0	$8,300,115
	75.01 - 80.00	$11,829,707	$0	$0	$0	$11,829,707
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$36,014,454	$0	$0	$0	$36,014,454

Grand Total		$36,041,091,928	$30,683,708	$14,574,415	$10,626,141	$36,096,976,193

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.19	0.00	0.00	0.00	0.19
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.29	0.00	0.00	0.00	0.29
	35.01 - 40.00	0.46	0.00	0.00	0.00	0.46
	40.01 - 45.00	0.50	0.00	0.00	0.00	0.50
	45.01 - 50.00	0.68	0.00	0.00	0.00	0.68
	50.01 - 55.00	0.88	0.00	0.00	0.00	0.88
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.37	0.00	0.00	0.00	1.37
	65.01 - 70.00	1.64	0.00	0.00	0.00	1.65
	70.01 - 75.00	2.61	0.00	0.00	0.00	2.61
	75.01 - 80.00	3.67	0.01	0.00	0.00	3.68
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total Alberta		13.78	0.02	0.01	0.00	13.80

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.46	0.00	0.00	0.00	0.46
	20.01 - 25.00	0.37	0.00	0.00	0.00	0.37
	25.01 - 30.00	0.50	0.00	0.00	0.00	0.50
	30.01 - 35.00	0.65	0.00	0.00	0.00	0.65
	35.01 - 40.00	0.87	0.00	0.00	0.00	0.87
	40.01 - 45.00	1.09	0.00	0.00	0.00	1.09
	45.01 - 50.00	1.42	0.00	0.00	0.00	1.43
	50.01 - 55.00	1.69	0.00	0.00	0.00	1.70
	55.01 - 60.00	2.25	0.00	0.00	0.00	2.25
	60.01 - 65.00	2.86	0.00	0.00	0.00	2.86
	65.01 - 70.00	2.86	0.00	0.00	0.00	2.86
	70.01 - 75.00	4.01	0.00	0.00	0.00	4.02
	75.01 - 80.00	5.07	0.01	0.00	0.00	5.09
	> 80.00 or Not Available*	0.03	0.00	0.00	0.00	0.03
Total British Columbia		24.14	0.02	0.01	0.00	24.18

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.48	0.00	0.00	0.00	0.48
	75.01 - 80.00	0.91	0.00	0.00	0.00	0.92
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.64	0.00	0.00	0.00	2.64

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.36
	75.01 - 80.00	0.56	0.00	0.00	0.00	0.56
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.92	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.69	0.00	0.00	0.00	0.69
	20.01 - 25.00	0.53	0.00	0.00	0.00	0.53
	25.01 - 30.00	0.74	0.00	0.00	0.00	0.74
	30.01 - 35.00	0.98	0.00	0.00	0.00	0.98
	35.01 - 40.00	1.25	0.00	0.00	0.00	1.25
	40.01 - 45.00	1.60	0.00	0.00	0.00	1.60
	45.01 - 50.00	2.17	0.00	0.00	0.00	2.17
	50.01 - 55.00	2.56	0.00	0.00	0.00	2.56
	55.01 - 60.00	3.44	0.00	0.00	0.00	3.45
	60.01 - 65.00	4.43	0.01	0.00	0.00	4.44
	65.01 - 70.00	5.16	0.00	0.00	0.00	5.17
	70.01 - 75.00	7.41	0.01	0.00	0.00	7.42
	75.01 - 80.00	10.54	0.01	0.00	0.00	10.55
	> 80.00 or Not Available*	0.05	0.00	0.00	0.00	0.06
Total Ontario		41.54	0.04	0.01	0.01	41.61

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.24	0.00	0.00	0.00	0.24
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.38	0.00	0.00	0.00	0.38
	40.01 - 45.00	0.46	0.00	0.00	0.00	0.46
	45.01 - 50.00	0.59	0.00	0.00	0.00	0.59
	50.01 - 55.00	0.74	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.94	0.00	0.00	0.00	0.94
	60.01 - 65.00	1.17	0.00	0.00	0.00	1.17
	65.01 - 70.00	1.29	0.00	0.00	0.00	1.29
	70.01 - 75.00	1.88	0.00	0.00	0.00	1.89
	75.01 - 80.00	2.84	0.00	0.00	0.00	2.84
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.19	0.00	0.01	0.01	11.21

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.22	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.50	0.00	0.00	0.00	0.50
	75.01 - 80.00	0.91	0.00	0.00	0.00	0.91
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		2.54	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.85	0.09	0.04	0.03	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,630,661	0.00
	499 and below	$1,138,566	0.00
	500 - 539	$176,119	0.00
	540 - 559	$211,273	0.00
	560 - 579	$172,370	0.00
	580 - 599	$750,540	0.00
	600 - 619	$1,488,155	0.00
	620 - 639	$2,609,902	0.01
	640 - 659	$4,512,109	0.01
	660 - 679	$8,215,042	0.02
	680 - 699	$11,387,007	0.03
	700 - 719	$15,075,019	0.04
	720 - 739	$21,177,118	0.06
	740 - 759	$25,078,826	0.07
	760 - 779	$36,348,063	0.10
	780 - 799	$40,903,634	0.11
	800 and above	$445,216,807	1.23
Total		$616,091,210	1.71

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$480,066	0.00
	499 and below	$711,678	0.00
	500 - 539	$59,422	0.00
	540 - 559	$0	0.00
	560 - 579	$242,654	0.00
	580 - 599	$899,998	0.00
	600 - 619	$1,491,573	0.00
	620 - 639	$3,258,035	0.01
	640 - 659	$4,269,549	0.01
	660 - 679	$7,320,869	0.02
	680 - 699	$11,441,870	0.03
	700 - 719	$11,880,531	0.03
	720 - 739	$16,167,744	0.04
	740 - 759	$21,660,318	0.06
	760 - 779	$23,275,836	0.06
	780 - 799	$32,687,073	0.09
	800 and above	$332,520,626	0.92
Total		$468,367,843	1.30

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$950,805	0.00
	499 and below	$919,979	0.00
	500 - 539	$159,623	0.00
	540 - 559	$322,768	0.00
	560 - 579	$540,373	0.00
	580 - 599	$1,344,510	0.00
	600 - 619	$1,562,240	0.00
	620 - 639	$3,256,019	0.01
	640 - 659	$5,916,965	0.02
	660 - 679	$9,016,614	0.02
	680 - 699	$15,793,255	0.04
	700 - 719	$17,948,735	0.05
	720 - 739	$28,979,767	0.08
	740 - 759	$33,320,126	0.09
	760 - 779	$40,545,116	0.11
	780 - 799	$48,464,074	0.13
	800 and above	$431,444,250	1.20
Total		$640,485,219	1.77

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,029,834	0.00
	499 and below	$1,064,259	0.00
	500 - 539	$251,632	0.00
	540 - 559	$414,216	0.00
	560 - 579	$799,815	0.00
	580 - 599	$789,999	0.00
	600 - 619	$2,551,069	0.01
	620 - 639	$5,282,975	0.01
	640 - 659	$10,759,447	0.03
	660 - 679	$13,784,948	0.04
	680 - 699	$23,131,595	0.06
	700 - 719	$26,933,093	0.07
	720 - 739	$35,844,456	0.10
	740 - 759	$39,569,489	0.11
	760 - 779	$48,737,561	0.14
	780 - 799	$67,979,535	0.19
	800 and above	$574,400,209	1.59
Total		$853,324,132	2.36

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,120,929	0.01
	499 and below	$2,365,455	0.01
	500 - 539	$403,820	0.00
	540 - 559	$137,805	0.00
	560 - 579	$787,997	0.00
	580 - 599	$1,930,480	0.01
	600 - 619	$4,218,964	0.01
	620 - 639	$7,396,009	0.02
	640 - 659	$13,143,127	0.04
	660 - 679	$19,348,794	0.05
	680 - 699	$39,809,032	0.11
	700 - 719	$48,199,620	0.13
	720 - 739	$52,492,337	0.15
	740 - 759	$61,004,865	0.17
	760 - 779	$68,626,204	0.19
	780 - 799	$87,246,333	0.24
	800 and above	$750,647,447	2.08
Total		$1,159,879,216	3.21

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,578,754	0.00
	499 and below	$2,358,185	0.01
	500 - 539	$1,360,806	0.00
	540 - 559	$1,074,642	0.00
	560 - 579	$1,212,091	0.00
	580 - 599	$1,836,288	0.01
	600 - 619	$5,545,326	0.02
	620 - 639	$10,004,191	0.03
	640 - 659	$18,142,550	0.05
	660 - 679	$29,823,544	0.08
	680 - 699	$42,721,588	0.12
	700 - 719	$55,751,383	0.15
	720 - 739	$64,760,344	0.18
	740 - 759	$79,623,236	0.22
	760 - 779	$83,343,123	0.23
	780 - 799	$113,642,971	0.31
	800 and above	$906,589,625	2.51
Total		$1,419,368,648	3.93

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,478,124	0.01
	499 and below	$2,182,296	0.01
	500 - 539	$2,532,532	0.01
	540 - 559	$1,976,836	0.01
	560 - 579	$2,098,224	0.01
	580 - 599	$5,648,868	0.02
	600 - 619	$8,359,214	0.02
	620 - 639	$16,777,305	0.05
	640 - 659	$27,751,607	0.08
	660 - 679	$42,583,740	0.12
	680 - 699	$64,080,752	0.18
	700 - 719	$74,516,530	0.21
	720 - 739	$102,836,237	0.28
	740 - 759	$124,353,688	0.34
	760 - 779	$139,422,839	0.39
	780 - 799	$155,327,076	0.43
	800 and above	$1,119,631,137	3.10
Total	$1,893,557,003	5.25

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,424,909	0.00
	499 and below	$2,387,430	0.01
	500 - 539	$693,078	0.00
	540 - 559	$2,433,689	0.01
	560 - 579	$2,592,045	0.01
	580 - 599	$5,461,842	0.02
	600 - 619	$13,507,161	0.04
	620 - 639	$23,970,221	0.07
	640 - 659	$35,952,454	0.10
	660 - 679	$54,304,980	0.15
	680 - 699	$83,141,835	0.23
	700 - 719	$102,878,125	0.29
	720 - 739	$117,860,006	0.33
	740 - 759	$132,971,007	0.37
	760 - 779	$163,017,405	0.45
	780 - 799	$203,838,041	0.56
	800 and above	$1,341,735,892	3.72
Total		$2,288,170,120	6.34

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,692,157	0.00
	499 and below	$2,960,127	0.01
	500 - 539	$1,309,773	0.00
	540 - 559	$3,023,067	0.01
	560 - 579	$7,924,713	0.02
	580 - 599	$7,360,843	0.02
	600 - 619	$19,329,854	0.05
	620 - 639	$35,370,262	0.10
	640 - 659	$57,796,002	0.16
	660 - 679	$82,048,430	0.23
	680 - 699	$123,464,471	0.34
	700 - 719	$151,085,275	0.42
	720 - 739	$184,678,967	0.51
	740 - 759	$205,572,036	0.57
	760 - 779	$222,317,303	0.62
	780 - 799	$272,651,241	0.76
	800 and above	$1,640,569,793	4.54
Total		$3,019,154,314	8.36

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$3,759,403	0.01
	499 and below	$6,631,856	0.02
	500 - 539	$6,087,390	0.02
	540 - 559	$6,004,120	0.02
	560 - 579	$8,601,659	0.02
	580 - 599	$12,872,794	0.04
	600 - 619	$31,272,477	0.09
	620 - 639	$54,883,842	0.15
	640 - 659	$82,122,200	0.23
	660 - 679	$125,629,139	0.35
	680 - 699	$192,386,836	0.53
	700 - 719	$226,370,444	0.63
	720 - 739	$253,683,930	0.70
	740 - 759	$294,549,218	0.82
	760 - 779	$318,209,052	0.88
	780 - 799	$356,657,398	0.99
	800 and above	$1,874,281,205	5.19
Total		$3,854,002,961	10.68

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,270,223	0.00
	499 and below	$3,468,726	0.01
	500 - 539	$3,530,087	0.01
	540 - 559	$4,367,028	0.01
	560 - 579	$7,143,710	0.02
	580 - 599	$18,514,483	0.05
	600 - 619	$28,267,926	0.08
	620 - 639	$57,793,572	0.16
	640 - 659	$102,898,360	0.29
	660 - 679	$152,418,146	0.42
	680 - 699	$216,612,040	0.60
	700 - 719	$262,182,948	0.73
	720 - 739	$298,172,160	0.83
	740 - 759	$317,153,912	0.88
	760 - 779	$372,708,155	1.03
	780 - 799	$385,791,021	1.07
	800 and above	$2,111,076,398	5.85
Total		$4,343,368,895	12.03

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$2,679,193	0.01
	499 and below	$6,214,916	0.02
	500 - 539	$5,315,916	0.01
	540 - 559	$9,611,644	0.03
	560 - 579	$15,139,440	0.04
	580 - 599	$27,941,782	0.08
	600 - 619	$58,539,183	0.16
	620 - 639	$111,060,331	0.31
	640 - 659	$183,450,683	0.51
	660 - 679	$271,854,852	0.75
	680 - 699	$378,574,805	1.05
	700 - 719	$436,733,450	1.21
	720 - 739	$484,674,893	1.34
	740 - 759	$513,241,580	1.42
	760 - 779	$571,587,946	1.58
	780 - 799	$599,515,541	1.66
	800 and above	$2,719,270,461	7.53
Total		$6,395,406,616	17.72

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,743,619	0.00
	499 and below	$6,717,318	0.02
	500 - 539	$17,274,273	0.05
	540 - 559	$20,608,223	0.06
	560 - 579	$32,780,743	0.09
	580 - 599	$64,538,909	0.18
	600 - 619	$128,746,940	0.36
	620 - 639	$229,143,619	0.63
	640 - 659	$420,240,748	1.16
	660 - 679	$571,977,251	1.58
	680 - 699	$746,942,766	2.07
	700 - 719	$830,164,993	2.30
	720 - 739	$897,566,329	2.49
	740 - 759	$864,369,834	2.39
	760 - 779	$819,659,572	2.27
	780 - 799	$808,334,863	2.24
	800 and above	$2,638,077,573	7.31
Total		$9,098,887,574	25.21

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$661,683	0.00
	540 - 559	$533,552	0.00
	560 - 579	$1,341,655	0.00
	580 - 599	$1,884,425	0.01
	600 - 619	$1,864,905	0.01
	620 - 639	$1,735,603	0.00
	640 - 659	$2,937,325	0.01
	660 - 679	$5,455,813	0.02
	680 - 699	$5,528,387	0.02
	700 - 719	$5,111,104	0.01
	720 - 739	$4,106,719	0.01
	740 - 759	$3,952,439	0.01
	760 - 779	$2,710,138	0.01
	780 - 799	$2,750,375	0.01
	800 and above	$6,338,319	0.02
Total		$46,912,441	0.13

Grand Total		$36,096,976,193	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2013	Page 20 of 20